Fixed Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Abstract]
Asset impairment charges	¥ 0	$ 0	¥ 95,111	¥ 0
Depreciation expense	¥ 400,241	$ 62,807	¥ 480,396	¥ 476,068